LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 3,470
Less - current maturities	0	(702)
Long-term debt, excluding current maturities	0	2,768
NIS [Member]
Debt Instrument [Line Items]
Long-term debt	0	$ 3,470
NIS [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate		6.25%
NIS [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate		6.50%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 0